Disaggregated Revenue Data (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total	$ 394	$ 297	$ 821	$ 755
Israel [Member]
Statement Line Items [Line Items]
Total	219	208	535	479
USA [Member]
Statement Line Items [Line Items]
Total	137	85	191	166
Other [Member]
Statement Line Items [Line Items]
Total	$ 38	$ 4	$ 95	$ 110